Appendix 2 Additional Information Circular No. 715 of February 3, 2012 (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
Summary of Aging of Trade and Other Receivables

-Trade and other receivables by maturity:

	As of December 31, 2021
	Current Portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	446,237,669	74,471,160	22,450,779	9,642,258	9,167,019	13,722,247	11,648,433	8,508,022	10,709,953	88,040,199	694,597,739	442,941,968
Impairment provision	(12,199,914)	(538,295)	(1,271,819)	(1,612,055)	(2,007,354)	(5,163,509)	(4,464,527)	(4,772,548)	(5,319,334)	(28,566,584)	(65,915,939)	(70,461)
Accounts receivable for leasing, gross	10,735,484	—	—	—	—	—	—	—	—	—	10,735,484	69,873,385
Impairment provision	(2,369,901)	—	—	—	—	—	—	—	—	—	(2,369,901)	—
Other receivables, gross	51,137,744	—	—	—	—	—	—	—	—	11,429,594	62,567,338	3,041,448
Impairment provision	—	—	—	—	—	—	—	—	—	(11,429,594)	(11,429,594)	—
Total	493,541,082	73,932,865	21,178,960	8,030,203	7,159,665	8,558,738	7,183,906	3,735,474	5,390,619	59,473,615	688,185,127	515,786,340

	As of December 31, 2020
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	377,746,656	36,385,017	12,407,192	6,537,514	6,900,741	7,546,970	7,056,042	3,869,232	3,539,702	69,190,250	531,179,316	377,160,616
Impairment provision	(5,564,122)	(291,820)	(999,683)	(1,089,744)	(2,061,977)	(2,685,492)	(3,242,896)	(2,392,141)	(2,225,233)	(29,184,188)	(49,737,296)	(113,332)
Accounts receivable for leasing, gross	8,556,146	—	—	—	—	—	—	—	—	—	8,556,146	62,602,528
Impairment provision	(4,483,408)	—	—	—	—	—	—	—	—	—	(4,483,408)	—
Other receivables, gross	69,371,881	—	—	—	—	—	—	—	—	10,518,967	79,890,848	5,366,754
Impairment provision	—	—	—	—	—	—	—	—	—	(10,518,967)	(10,518,967)	—
Total	445,627,153	36,093,197	11,407,509	5,447,770	4,838,764	4,861,478	3,813,146	1,477,091	1,314,469	40,006,062	554,886,639	445,016,566

Summary of Trade and Other Receivables by Type of Portfolio

	December 31, 2021						December 31, 2020
	Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio		Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio
	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount
	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$
Up-to-date	2,230,792	527,654,070	26,165	361,525,567	2,256,957	889,179,637	1,466,900	523,805,724	52,534	231,101,548	1,519,434	754,907,272
1 to 30 days	102,883	73,364,730	6,645	1,106,430	109,528	74,471,160	395,186	34,812,023	20,715	1,572,994	415,901	36,385,017
31 to 60 days	43,856	21,393,764	4,206	1,057,015	48,062	22,450,779	80,032	9,839,311	6,815	2,567,881	86,847	12,407,192
61 to 90 days	8,738	8,935,098	1,030	707,160	9,768	9,642,258	33,889	6,030,130	3,116	507,384	37,005	6,537,514
91 to 120 days	21,811	8,855,902	3,267	311,117	25,078	9,167,019	20,530	6,763,017	2,021	137,724	22,551	6,900,741
121 to 150 days	12,729	12,958,406	2,739	763,841	15,468	13,722,247	14,558	6,398,089	1,478	1,148,881	16,036	7,546,970
151 to 180 days	12,155	11,029,547	3,938	618,886	16,093	11,648,433	14,025	5,653,084	1,393	1,402,958	15,418	7,056,042
181 to 210 days	6,683	7,587,824	2,759	920,198	9,442	8,508,022	9,955	3,625,873	1,311	243,359	11,266	3,869,232
211 to 250 days	7,367	10,185,568	1,353	524,385	8,720	10,709,953	8,864	3,314,300	1,526	225,402	10,390	3,539,702
More than 251 days	484,362	85,302,461	23,839	2,737,738	508,201	88,040,199	52,024	68,459,538	15,224	730,712	67,248	69,190,250
Total	2,931,376	767,267,370	75,941	370,272,337	3,007,317	1,137,539,707	2,095,963	668,701,089	106,133	239,638,843	2,202,096	908,339,932

Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable
b)	Portfolio in default and in legal collection process

	As of December 31,
	2021		2020
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	Customers	ThCh$	Customers	ThCh$
Notes receivable in default	1,864	255,977	1,878	256,927
Notes receivable in legal collection process (*)	1,368	5,608,066	1,140	5,600,040
Total	3,232	5,864,043	3,018	5,856,967
(*)	Legal collections are included in the portfolio in arrears.

Summary of Provisions and Write-offs Portfolio
c)	Provisions and write-offs

	As of December 31,
	12-31-2021	12-31-2020
Provisions and Write-offs	ThCh$	ThCh$
Provision for non-renegotiated portfolio	10,188,647	12,467,992
Provision for renegotiated portfolio	8,576,528	2,699,715
Total	18,765,175	15,167,707

Number and value of transactions

	12-31-2021		12-31-2020
	Total detail by type of transaction ThCh$	Total detail by type of operation ThCh$	Total detail by type of transaction ThCh$	Total detail by type of operation ThCh$
Number and Amount of Transactions	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Allowance for impairment and recoveries:
Number of Transactions	24,625	83,672	10,390	72,590
Amount of the transactions	3,840,423	18,765,175	7,768,107	15,167,707

Trade Receivables by Aging

	12-31-2021
Trade receivables	Up-to-date Portfolio	1-30 days in arrears	31-60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	239,206,312	53,529,239	5,068,187	1,699,828	555,824	529,143	1,642,032	780,749	1,662,418	3,827,927	11,826,850	320,328,509	98,464,396
- Large customers	236,623,099	53,489,015	5,048,035	1,679,005	526,570	486,746	1,536,563	731,150	1,624,299	3,540,039	11,424,365	316,708,886	98,464,396
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	2,583,213	40,224	20,152	20,823	29,254	42,397	105,469	49,599	38,119	287,888	402,485	3,619,623	—
Allowance for impairment	(831,459)	(34)	(44,694)	(33,223)	(10,689)	(25,879)	(83,565)	(113,137)	(12,055)	(23,558)	(3,426,898)	(4,605,191)	(70,461)
Unbilled services	48,467,567	—	—	—	—	—	—	—	—	—	—	48,467,567	5,315,369
Billed services	190,738,745	53,529,239	5,068,187	1,699,828	555,824	529,143	1,642,032	780,749	1,662,418	3,827,927	11,826,850	271,860,942	93,149,027

Trade receivables, Distribution	207,031,357	20,941,921	17,382,592	7,942,430	8,611,195	13,193,104	10,006,401	7,727,273	9,047,535	14,466,560	57,918,862	374,269,230	344,477,572
- Mass-market customers	184,932,481	5,491,380	13,707,222	6,926,780	2,531,592	8,515,887	5,638,984	4,846,195	5,421,728	11,551,826	44,481,081	294,045,156	338,671,964
- Large Clients	21,292,324	15,164,974	2,576,480	(67,893)	3,960,872	2,161,778	1,573,396	1,129,525	550,515	1,061,673	4,931,358	54,335,002	604,764
- Institutional customers	806,552	285,567	1,098,890	1,083,543	2,118,731	2,515,439	2,794,021	1,751,553	3,075,292	1,853,061	8,506,423	25,889,072	5,200,844
Allowance for impairment	(11,368,455)	(538,261)	(1,227,125)	(1,578,832)	(1,996,665)	(5,137,630)	(4,380,962)	(4,659,411)	(5,307,279)	(9,975,061)	(15,141,067)	(61,310,748)	—
Unbilled services	198,801,542	—	—	—	—	—	—	—	—	—	—	198,801,542	—
Billed services	8,229,815	20,941,921	17,382,592	7,942,430	8,611,195	13,193,104	10,006,401	7,727,273	9,047,535	14,466,560	57,918,862	175,467,688	344,477,572
Total trade receivables, gross	446,237,669	74,471,160	22,450,779	9,642,258	9,167,019	13,722,247	11,648,433	8,508,022	10,709,953	18,294,487	69,745,712	694,597,739	442,941,968
Total Allowance for impairment	(12,199,914)	(538,295)	(1,271,819)	(1,612,055)	(2,007,354)	(5,163,509)	(4,464,527)	(4,772,548)	(5,319,334)	(9,998,619)	(18,567,965)	(65,915,939)	(70,461)
Total trade receivables, net	434,037,755	73,932,865	21,178,960	8,030,203	7,159,665	8,558,738	7,183,906	3,735,474	5,390,619	8,295,868	51,177,747	628,681,800	442,871,507

	12-31-2020
Trade receivables	Up-to-date Portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	207,362,673	17,592,321	1,880,972	373,611	457,537	494,444	356,603	377,744	533,493	1,925,441	9,037,377	240,392,216	164,089,704
- Large Clients	204,354,697	17,521,848	1,876,016	368,006	135,284	485,164	199,958	243,828	270,705	853,335	8,634,892	234,943,733	164,089,704
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	3,007,976	70,473	4,956	5,605	322,253	9,280	156,645	133,916	262,788	1,072,106	402,485	5,448,483	—
Allowance for impairment	(123,260)	(989)	(1,163)	(1,002)	(56,036)	(633)	(722)	(4,160)	(3,946)	(406,781)	(3,192,642)	(3,791,334)	(113,332)
Unbilled services	174,934,439	—	—	—	55,670	—	—	—	—	—	—	174,990,109	164,089,704
Billed services	32,428,234	17,592,321	1,880,972	373,611	401,867	494,444	356,603	377,744	533,493	1,925,441	9,037,377	65,402,107	—

Trade receivables, Distribution	170,383,983	18,792,696	10,526,220	6,163,903	6,443,204	7,052,526	6,699,439	3,491,488	3,006,209	12,804,907	45,422,525	290,787,100	213,070,912
- Massive Clients	102,010,816	10,395,375	5,325,182	4,551,187	3,889,157	4,248,311	4,049,459	2,189,259	2,730,394	8,211,749	31,036,019	178,636,908	209,112,768
- Large Clients	63,058,780	6,720,252	1,907,638	817,788	1,875,941	1,031,268	358,060	—	—	469,117	6,492,927	82,731,771	807,561
- Institutional Clients	5,314,387	1,677,069	3,293,400	794,928	678,106	1,772,947	2,291,920	1,302,229	275,815	4,124,041	7,893,579	29,418,421	3,150,583
Allowance for impairment	(5,440,862)	(290,831)	(998,520)	(1,088,742)	(2,005,941)	(2,684,859)	(3,242,174)	(2,387,981)	(2,221,287)	(8,803,398)	(16,781,367)	(45,945,962)	—
Unbilled services	126,861,713	—	—	—	—	—	—	—	—	—	—	126,861,713	206,186,925
Billed services	43,522,270	18,792,696	10,526,220	6,163,903	6,443,204	7,052,526	6,699,439	3,491,488	3,006,209	12,804,907	45,422,525	163,925,387	6,883,986
Total trade receivables, gross	377,746,656	36,385,017	12,407,192	6,537,514	6,900,741	7,546,970	7,056,042	3,869,232	3,539,702	14,730,348	54,459,902	531,179,316	377,160,616
Total Allowance for impairment	(5,564,122)	(291,820)	(999,683)	(1,089,744)	(2,061,977)	(2,685,492)	(3,242,896)	(2,392,141)	(2,225,233)	(9,210,179)	(19,974,009)	(49,737,296)	(113,332)
Total trade receivables, net	372,182,534	36,093,197	11,407,509	5,447,770	4,838,764	4,861,478	3,813,146	1,477,091	1,314,469	5,520,169	34,485,893	481,442,020	377,047,284

Summary of Estimated Sales and Purchases of Energy and Capacity

	12-31-2021		12-31-2020
	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMENT OF FINANCIAL POSITION	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, current	302,100,766	11,112,332	229,499,918	33,270,963
Trade and other receivables, non-current	389,606,316	—	396,509,053	—
Total Estimated Assets	691,707,082	11,112,332	626,008,971	33,270,963
Trade and other payables, current	106,108,407	5,855,074	68,569,674	13,216,339
Trade and other payables, non-current	157,402,765	—	121,315,888	—
Total Estimated Liabilities	263,511,172	5,855,074	189,885,562	13,216,339

	12-31-2021		12-31-2020
	Energy and power	Tolls	Energy and power	Tolls
INCOME STATEMENT	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	466,620,691	11,112,332	434,442,879	33,270,962
Energy Purchases	151,312,313	5,855,074	147,662,168	11,928,862

Trade Receivables by Type of Portfolio

	12-31-2021
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	Total gross portfolio	Total non-current gross portfolio
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	239,206,312	53,529,239	5,068,187	1,699,828	555,824	529,143	1,642,032	780,749	1,662,418	15,654,777	320,328,509	98,464,396
- Large Clients	236,623,099	53,489,015	5,048,035	1,679,005	526,570	486,746	1,536,563	731,150	1,624,299	14,964,404	316,708,886	98,464,396
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Other	2,583,213	40,224	20,152	20,823	29,254	42,397	105,469	49,599	38,119	690,373	3,619,623	—
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—
- Large Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Non-renegotiated portfolio	189,612,249	19,835,491	16,325,577	7,235,270	8,300,078	12,429,263	9,387,515	6,807,075	8,523,150	69,647,684	348,103,352	371,113
- Mass-market Clients	169,498,416	4,481,996	12,726,746	6,237,619	2,318,628	7,952,717	5,174,721	4,385,681	4,964,847	53,705,922	271,447,293	125,705
- Large Clients	20,575,913	15,120,780	2,552,779	(85,892)	3,960,872	2,145,245	1,573,146	1,129,274	550,515	5,993,031	53,515,663	245,408
- Institutional Clients	(462,080)	232,715	1,046,052	1,083,543	2,020,578	2,331,301	2,639,648	1,292,120	3,007,788	9,948,731	23,140,396	—
Renegotiated portfolio	17,419,108	1,106,430	1,057,015	707,160	311,117	763,841	618,886	920,198	524,385	2,737,738	26,165,878	344,106,459
- Mass-market Clients	15,434,064	1,009,382	980,476	689,161	212,965	563,170	464,262	460,514	456,881	2,326,986	22,597,861	338,546,260
- Large Clients	716,411	44,195	23,701	17,999	—	16,533	251	251	—	—	819,341	359,355
- Institutional Clients	1,268,633	52,853	52,838	—	98,152	184,138	154,373	459,433	67,504	410,752	2,748,676	5,200,844
Total gross portfolio	446,237,669	74,471,160	22,450,779	9,642,258	9,167,019	13,722,247	11,648,433	8,508,022	10,709,953	88,040,199	694,597,739	442,941,968

	12-31-2020
Type of Portfolio	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	207,362,673	17,592,321	1,880,972	373,611	457,537	494,444	356,603	377,744	533,493	10,596,272	240,025,670	164,089,704
- Large customers	204,354,697	17,521,848	1,876,016	368,006	135,284	485,164	199,958	243,828	270,705	9,488,227	234,943,733	164,089,704
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	3,007,976	70,473	4,956	5,605	322,253	9,280	156,645	133,916	262,788	1,108,045	5,081,937	—
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Non-renegotiated portfolio	151,965,997	17,219,702	7,958,339	5,656,519	6,305,480	5,903,645	5,296,481	3,248,129	2,780,807	57,863,266	264,198,365	387,350
- Mass-market customers	87,768,761	9,237,781	4,772,065	4,091,907	3,771,913	3,897,093	3,590,787	1,945,914	2,524,013	38,886,067	160,486,301	163,843
- Large customers	61,579,935	6,530,802	1,801,692	772,761	1,855,461	1,031,268	358,060	—	—	6,962,044	80,892,023	223,507
- Institutional customers	2,617,301	1,451,119	1,384,582	791,851	678,106	975,284	1,347,634	1,302,215	256,794	12,015,155	22,820,041	—
Renegotiated portfolio	18,417,986	1,572,994	2,567,881	507,384	137,724	1,148,881	1,402,958	243,359	225,402	730,712	26,955,281	212,683,562
- Mass-market customers	14,242,055	1,157,595	553,116	459,280	117,244	351,218	458,673	243,345	206,381	728,248	18,517,155	208,948,925
- Large Customers	1,478,845	189,449	105,946	45,027	20,480	—	—	—	19,021	—	1,858,768	584,054
- Institutional Customers	2,697,086	225,950	1,908,819	3,077	—	797,663	944,285	14	—	2,464	6,579,358	3,150,583
Total Gross Portfolio	377,746,656	36,385,017	12,407,192	6,537,514	6,900,741	7,546,970	7,056,042	3,869,232	3,539,702	69,190,250	531,179,316	377,160,616